Consolidated Statement of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
Net profit		€ 6,026		€ 9,788		€ 6,456
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	[2]	29		51
Remeasurement of defined benefit pension plans		353		(328)		1,282
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		176		(55)	[2]	(68)
Currency retranslation gains/(losses)		(15)		(839)		(935)
Fair value gains/(losses) on financial instruments			[2]		[2]	(7)
Total comprehensive income		6,569		8,617		6,728
Attributable to:
Non-controlling interests		407		407		381
Shareholders' equity		€ 6,162		€ 8,210		€ 6,347

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Classification was changed in 2018 following adoption of IFRS 9.